Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019
Numerator
Net income	$ 123,525	$ 146,150	$ 119,067	$ 299,632	$ 134,463	$ 120,407	$ 127,038	$ 115,932	$ 688,374	[1]	$ 497,840	[1]	$ 479,446	[1]
Net income and dividends attributable to participating restricted shares									(7,052)		(3,663)		(3,295)
Numerator for basic earnings per common share									681,322		494,177		476,151
Undistributed income allocated to participating restricted shares									5,199		2,417		2,252
Undistributed income reallocated to participating restricted shares									(5,167)		(2,406)		(2,240)
Numerator for diluted earnings per common share									$ 681,354		$ 494,188		$ 476,163
Denominator
Weighted average number of shares outstanding - basic									128,495		133,590		137,418
Weighted average number of participating restricted shares									(1,316)		(983)		(944)
Weighted average number of common shares - basic									127,179		132,607		136,474
Effect of dilutive stock options granted									789		642		691
Weighted average number of common shares - diluted									127,968		133,249		137,165
Basic earnings per common share	$ 0.98	$ 1.15	$ 0.92	$ 2.29	$ 1.02	$ 0.90	$ 0.95	$ 0.86	$ 5.36		$ 3.73		$ 3.49
Diluted earnings per common share	$ 0.97	$ 1.14	$ 0.91	$ 2.28	$ 1.01	$ 0.90	$ 0.94	$ 0.85	$ 5.32		$ 3.71		$ 3.47

[1]	In fiscal years 2021, 2020 and 2019, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.